Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property, Plant and Equipment (Details)	Dec. 31, 2025
Building [Member]
Schedule of Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Estimated useful life	20 years
Estimated residual value	10.00%
Machinery and equipment [Member] | Minimum [Member]
Schedule of Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Estimated residual value	0.00%
Machinery and equipment [Member] | Maximum [Member]
Schedule of Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Estimated useful life	10 years
Estimated residual value	5.00%
Charging piles and robots [Member]
Schedule of Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Estimated residual value	0.00%
Charging piles and robots [Member] | Minimum [Member]
Schedule of Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Charging piles and robots [Member] | Maximum [Member]
Schedule of Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Estimated useful life	10 years
Office equipment, furniture and fixtures [Member] | Minimum [Member]
Schedule of Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Estimated residual value	0.00%
Office equipment, furniture and fixtures [Member] | Maximum [Member]
Schedule of Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Estimated residual value	5.00%
Motor vehicles [Member]
Schedule of Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Estimated residual value	5.00%
Motor vehicles [Member] | Minimum [Member]
Schedule of Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Estimated useful life	4 years
Motor vehicles [Member] | Maximum [Member]
Schedule of Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Electronic equipment [Member]
Schedule of Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Estimated residual value	5.00%
Electronic equipment [Member] | Minimum [Member]
Schedule of Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Electronic equipment [Member] | Maximum [Member]
Schedule of Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Estimated useful life	10 years